Mid Cap Growth Stock Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2019 (unaudited)

Common Stocks (100.0%)	Shares/ Par +	Value $ (000’s)
Communication Services (2.3%)
Cable One, Inc.	7,459	9,359
CarGurus, Inc. *	217,332	6,726
TripAdvisor, Inc. *	228,581	8,842

Total		24,927

Consumer Discretionary (10.9%)
CarMax, Inc. *	127,240	11,197
Carter’s, Inc.	133,449	12,172
Choice Hotels International, Inc.	187,986	16,723
Etsy, Inc. *	119,898	6,774
GrubHub, Inc. *	94,835	5,331
NVR, Inc. *	5,287	19,654
PVH Corp.	46,339	4,088
Roku, Inc. *	67,281	6,847
Service Corp. International	365,587	17,479
Under Armour, Inc. - Class C *	375,788	6,813
Wayfair, Inc. - Class A *	44,214	4,957
YETI Holdings, Inc. *	252,468	7,069

Total		119,104

Energy (0.8%)
Diamondback Energy, Inc.	45,924	4,129
WPX Energy, Inc. *	403,847	4,277

Total		8,406

Financials (13.2%)
Alleghany Corp. *	12,108	9,659
Credit Acceptance Corp. *	25,103	11,580
Cullen / Frost Bankers, Inc.	110,748	9,807
FactSet Research Systems, Inc.	36,285	8,816
First Citizens BancShares, Inc. - Class A	17,395	8,203
First Republic Bank	124,773	12,066
FNF Group	195,837	8,697
M&T Bank Corp.	70,167	11,084
Markel Corp. *	16,292	19,256
Northern Trust Corp.	106,494	9,938
Prosperity Bancshares, Inc.	143,684	10,148
South State Corp.	83,525	6,289
W.R. Berkley Corp.	132,755	9,589
White Mountains Insurance Group, Ltd.	9,119	9,849

Total		144,981

Common Stocks (100.0%)	Shares/ Par +	Value $ (000’s)
Health Care (18.8%)
Aerie Pharmaceuticals, Inc. *	203,176	3,905
Alnylam Pharmaceuticals, Inc. *	107,716	8,662
Bio-Techne Corp.	66,832	13,077
Bluebird Bio, Inc. *	88,612	8,136
Hill-Rom Holdings, Inc.	121,229	12,757
Integra LifeSciences Holdings Corp. *	221,062	13,279
Ionis Pharmaceuticals, Inc. *	179,198	10,736
Masimo Corp. *	88,878	13,224
Mettler-Toledo International, Inc. *	12,434	8,758
NuVasive, Inc. *	214,635	13,604
PRA Health Sciences, Inc. *	128,763	12,777
Repligen Corp. *	95,757	7,344
Sage Therapeutics, Inc. *	68,933	9,671
Seattle Genetics, Inc. *	191,799	16,380
STERIS PLC	75,628	10,927
Teleflex, Inc.	49,534	16,829
Varian Medical Systems, Inc. *	113,827	13,556
Veeva Systems, Inc. - Class A *	82,089	12,534

Total		206,156

Industrials (18.2%)
AMERCO	27,238	10,624
Axon Enterprise, Inc. *	177,561	10,082
Cintas Corp.	37,123	9,953
CoStar Group, Inc. *	18,928	11,228
Fastenal Co.	337,108	11,013
Gardner Denver Holdings, Inc. *	394,595	11,163
Genesee & Wyoming, Inc. - Class A *	120,180	13,281
Healthcare Services Group, Inc.	231,488	5,623
HEICO Corp. - Class A	78,666	7,655
IAA Spinco, Inc. *	256,439	10,701
IDEX Corp.	115,540	18,935
KAR Auction Services, Inc.	404,318	9,926
Lennox International, Inc.	71,591	17,394
Lincoln Electric Holdings, Inc.	114,147	9,903
PACCAR, Inc.	128,360	8,987
TransUnion	222,826	18,073
Waste Connections, Inc.	92,338	8,495

Common Stocks (100.0%)	Shares/ Par +	Value $ (000’s)
Industrials continued
Watsco, Inc.	36,538	6,182

Total		199,218

Information Technology (28.1%)
Akamai Technologies, Inc. *	145,735	13,317
Aspen Technology, Inc. *	74,632	9,186
Black Knight, Inc. *	213,946	13,063
Blackbaud, Inc.	171,738	15,515
CDW Corp.	106,975	13,184
Coherent, Inc. *	66,930	10,288
CommScope Holding Co., Inc. *	510,270	6,001
EPAM Systems, Inc. *	56,952	10,383
F5 Networks, Inc. *	95,664	13,433
Fair Isaac Corp. *	44,431	13,486
Genpact, Ltd.	710,653	27,538
Guidewire Software, Inc. *	131,071	13,812
II-VI, Inc. *	341,596	12,028
Keysight Technologies, Inc. *	88,448	8,602
Lumentum Holdings, Inc. *	197,191	10,562
MKS Instruments, Inc.	132,133	12,193
Monolithic Power Systems	77,392	12,044
National Instruments Corp.	260,632	10,944
PTC, Inc. *	131,315	8,953
Q2 Holdings, Inc. *	83,227	6,564
Silicon Laboratories, Inc. *	107,875	12,012
Teradata Corp. *	456,999	14,167
VeriSign, Inc. *	69,045	13,024
WEX, Inc. *	132,969	26,869

Total		307,168

Materials (3.1%)
Ball Corp.	250,525	18,241
Packaging Corp. of America	95,237	10,104
Silgan Holdings, Inc.	172,854	5,192

Total		33,537

Real Estate (2.1%)
Douglas Emmett, Inc.	190,338	8,152
Equity Commonwealth	266,327	9,122
Redfin Corp. *	359,368	6,052

Total		23,326

Mid Cap Growth Stock Portfolio

Common Stocks (100.0%)	Shares/ Par +	Value $ (000’s)
Utilities (2.5%)
Black Hills Corp.	82,332	6,317
NiSource, Inc.	164,843	4,932
UGI Corp.	323,918	16,284

Total		27,533

Total Common Stocks (Cost: $968,237)		1,094,356

Short-Term Investments (0.0%)
Money Market Funds (0.0%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 1.880% #	541,383	541

Total		541

Total Short-Term Investments (Cost: $541)		541

Total Investments (100.0%) (Cost: $968,778)@		1,094,897

Other Assets, Less Liabilities (0.0%)		(383)

Net Assets (100.0%)		1,094,514

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 9/30/2019.
@

At September 30, 2019, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $968,778 and the net unrealized appreciation of investments based on that cost was $126,119 which is comprised of $181,447 aggregate gross unrealized appreciation and $55,328 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2019.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$1,094,356	$—	$—
Short-Term Investments	541	—	—

Total Assets:	$1,094,897	$—	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand

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